Principal Accounting Policies - Revenues disaggregated by products and services (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues disaggregated by products and services
Revenues	[1]	¥ 1,030,331	¥ 1,208,845	¥ 1,327,781
Net advertising services
Revenues disaggregated by products and services
Revenues		930,025	1,113,017	1,194,761
Paid services
Revenues disaggregated by products and services
Revenues		100,306	95,828	133,020
Revenues from paid contents
Revenues disaggregated by products and services
Revenues		43,113	46,175	71,144
Revenues from E-commerce and others
Revenues disaggregated by products and services
Revenues		¥ 57,193	¥ 49,653	¥ 61,876

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):